The Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Revenue Associated With License Agreement
We recognized revenue associated with the Kyowa Kirin Commercialization
Agreement
for the periods presented (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022

Revenue	$5,894	$9,694	$47,359	$29,283

Timing of Revenue Recognition:
Services performed over time	$5,598	$9,694	$46,430	$26,970
Pass through services at a point in time	296	—	929	2,313

	$5,894	$9,694	$47,359	$29,283

We recognized revenue associated with the following license agreements for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
License Agreement:
KKC Commercialization Agreement	$40,697	$34,356	$26,386
Helsinn License Agreement	—	440	1,370

	$40,697	$34,796	$27,756

Timing of Revenue Recognition:
Development services performed over time	$37,304	$31,302	$6,768
Pass through services at a point in time	3,393	3,494	—
License transferred at a point in time	—	—	20,988

	$40,697	$34,796	$27,756

Schedule of Changes in Contract Assets and Contract Liabilities
The following table presents changes in accounts receivable, unbilled receivables and contract liabilities accounted for under Topic 606 for the periods presented (in thousands):

	Nine Months Ended March 31,
	202 3	202 2
Accounts receivable
Accounts receivable, beginning of period	$—	$—
Amounts billed	23,507	45,927
Payments received	(23,507)	(45,927)

Accounts receivable, end of period	$—	$—

Unbilled receivables
Unbilled receivables, beginning of period	$10,044	$7,582
Billable amounts	18,043	46,791
Amounts billed	(23,507)	(45,927)

Unbilled receivables, end of period	$4,580	$8,446

Contract liabilities
Contract liabilities, beginning of period	$30,900	$14,677
Payments received	—	20,000
Revenue recognized	(4,145)	(2,513)
Revenue recognized from change in estimate for performance obligations that are being closed	(16,565)	—
Revenue recognized for performance obligations that will no longer commence	(8,607)	—

Contract liabilities, end of period	$1,583	$32,164

The following table presents changes in accounts receivable, unbilled receivables and contract liabilities accounted for under Topic 606 for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021
Accounts receivable
Accounts receivable, beginning of year	$—	$83
Amounts billed	54,611	25,682
Payments received	(54,611)	(25,765)

Accounts receivable, end of year	$—	$—

Unbilled receivables
Unbilled receivables, beginning of year	$7,582	$2,858
Billable amounts	56,816	30,406
Amounts billed	(54,354)	(25,682)

Unbilled receivables, end of year	$10,044	$7,582

Contract liabilities
Contract liabilities, beginning of year	$14,677	$19,108
Revenue recognized	(3,777)	(4,798)
Payments received	20,000	367

Contract liabilities, end of year	$30,900	$14,677

Schedule of Income (Loss) Per Share, Basic and Diluted
The following table presents the calculation of net loss used to calculate basic loss and diluted loss per share (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Net loss – basic	$(15,438)	$(8,725)	$(21,809)	$(38,391)
Change in fair value of warrant liability	—	—	—	(8,046)

Net loss – diluted	$(15,438)	$(8,725)	$(21,809)	$(46,437)

The following table presents the calculation of net loss used to calculate basic and diluted loss per share for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Net loss—basic	$(54,454)	$(41,314)	$(47,173)
Change in fair value of warrant liability	(8,046)	(27,394)	—

Net loss—diluted	$(62,500)	$(68,708)	$(47,173)

Calculation of Weighted Average Shares Used to Calculate Basic and Diluted (Loss) Earnings Per Share
Share used in calculating net loss per share was determined as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Weighted average shares used in calculating basic net loss per share	6,663	6,653	6,663	6,080
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	—	—	—	44

Weighted average shares used in calculating diluted net loss per share	6,663	6,653	6,663	6,124

Shares used in calculating net loss per share for the periods presented was determined as follows (in thousands):

	Years Ended June 30,
	2022	2021	2020
Weighted average shares used in calculating basic net loss per share	6,224	5,626	4,554
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	33	98	—

Weighted average shares used in calculating diluted net loss per share	6,257	5,724	4,554

Antidilutive Securities
The following table presents weighted average potentially dilutive shares that have been excluded from the calculation of net loss per share because of their anti-dilutive effect (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Stock options	1,258	1,020	1,340	1,029
Warrants	905	11	837	12
Restricted stock units	—	803	—	268

Total anti-dilutive shares	2,163	1,834	2,177	1,309

The following potentially dilutive shares have been excluded from the calculation of net loss per share for the periods presented because of their anti-dilutive effect (in thousands):

	Years Ended June 30,
	2022	2021	2020
Stock options	1,024	794	552
Warrants	402	201	803
Restricted stock units	11	21	—

Total anti-dilutive shares	1,437	1,016	1,355

Infinity Pharmaceuticals Inc [Member]
Property and Equipment, Depreciated Periods	Property and equipment are depreciated over the following periods:

Computer equipment and software	3 to 5 years
Leasehold improvements	Shorter of lease term or useful life of asset

Furniture and fixtures	7 to 10 years

Antidilutive Securities	The following outstanding shares of common stock equivalents were excluded from the computation of net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	At March 31,
	2023	2022
Stock options	14,199,758	14,538,334
Non-vested restricted stock units	2,929,149	50,000
The following outstanding shares of common stock equivalents were excluded from the computation of net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	At December 31,
	2022	2021
Stock options	14,663,697	12,689,439
Non-vested restricted stock	2,939,816	50,000